COMMON STOCK AND STOCK INCENTIVE PLANS - Dividend Yield, Black-Scholes Assumptions and Unrecognized Compensation Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Black-Scholes option pricing model with the assumptions
Expected term in years		4 years 9 months	4 years 9 months
Weighted average risk-free interest rate		1.30%	1.50%
Expected dividend rate	0.00%	0.00%	0.00%
Volatility		51.60%	72.70%
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 0.8	$ 1.8
Expected weighted-average period of unrecognized cost	1 year 2 months 23 days	1 year 10 months 13 days